Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
Grants and other liabilities as of September 30, 2024 and December 31, 2023 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Grants	809,066	852,854
Other liabilities and provisions	320,175	380,954
Dismantling provision	161,232	155,279
Lease liabilities	83,495	82,366
Accruals on Spanish market prices differences	27,605	98,820
Others	47,843	44,489
Grants and other non-current liabilities	1,129,241	1,233,808